Condensed Financial Information of Deswell Industries, Inc. (Statements of Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Condensed Income Statements, Captions [Line Items]
Loss before income taxes	$ (4,776)	$ (2,253)	$ (6,455)
Income taxes	158	207	624
Net loss	(4,934)	(2,808)	(7,490)
Share of other comprehensive income of subsidiaries	(73)	33	57
Total comprehensive loss attributable to Deswell Industries, Inc.	(5,007)	(2,775)	(7,433)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (loss) of subsidiaries	(3,426)	(1,120)	(5,213)
Operating expenses	1,508	1,688	2,277
Loss before income taxes	(4,934)	(2,808)	(7,490)
Income taxes
Net loss	(4,934)	(2,808)	(7,490)
Share of other comprehensive income of subsidiaries	(73)	33	57
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (5,007)	$ (2,775)	$ (7,433)